Business acquisitions (West Vela - Summary of Acquisition Transaction) (Details) - USD ($) $ in Millions	Nov. 04, 2014	Dec. 31, 2016	Dec. 31, 2015
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Goodwill		$ 3.2	$ 3.2
West Vela
Consideration
Cash	$ 467.0
Mobilization payable	73.7
Contingent consideration	65.7
Working capital adjustment	(6.0)
Fair value of total consideration transferred	600.4
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	1.9
Current assets	61.4
Intangible asset - favorable drilling contract	204.7
Drilling unit	755.8
Non current assets	61.8
Long term interest bearing debt	(433.1)
Current liabilities	(52.3)
Total identifiable net assets	600.2
Goodwill	0.2
Total	$ 600.4